SCHEDULE OF FINANCE COSTS, NET (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Convertible loan notes	$ 238,960	$ 266,520	$ 80,822
Loan from immediate holding company	129,423	187,584	78,926
Loan from a related company	24,548	80,219	60,712
Lease liabilities	17,236	18,328
Finance costs	$ 410,167	$ 552,651	$ 220,460